Share Capital - Schedule of Options Granted to Employees and Directors (Details)	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
Schedule of Options Granted to Employees and Directors [Line Items]
Number of Options Outstanding, Options outstanding at the beginning of the year | shares	1,727,755
Weighted average exercise price Options outstanding, Options outstanding at the beginning of the year | $ / shares	$ 5.75
weighted average remaining contractual term (in years), Options outstanding at the beginning of the year	4 years 11 months 26 days
aggregate intrinsic value, Options outstanding at the beginning of the year | $
Number of options, Expired | shares	(50,704)
Weighted average exercise price, Expired | $ / shares	$ 5.8
aggregate intrinsic value, Expired | $
Number of options, Forfeited | shares	(30,220)
Weighted average exercise price, Forfeited | $ / shares	$ 6.34
Aggregate intrinsic value, Forfeited | $
Number of options, Options outstanding at the end of the year | shares	1,646,831
Weighted average exercise price, Options outstanding at the end of the year | $ / shares	$ 5.74
weighted average remaining contractual term (in years), Options outstanding at the end of the year	4 years 11 months 15 days
aggregate intrinsic value, Options outstanding at the end of the year | $
Number of options, Options exercisable at the end of the year | shares	1,430,074
Weighted average exercise price, Options exercisable at the end of the year | $ / shares	$ 5.68
weighted average remaining contractual term (in years), Options exercisable at the end of the year	4 years 7 months 9 days
aggregate intrinsic value, Options exercisable at the end of the year | $
Non-Employees [Member]
Schedule of Options Granted to Employees and Directors [Line Items]
Number of Options Outstanding, Options outstanding at the beginning of the year | shares	36,666
Weighted average exercise price Options outstanding, Options outstanding at the beginning of the year | $ / shares	$ 8.35
weighted average remaining contractual term (in years), Options outstanding at the beginning of the year	6 years 9 months 10 days
aggregate intrinsic value, Options outstanding at the beginning of the year | $
Number of options, Expired | shares	(11,666)
Weighted average exercise price, Expired | $ / shares	$ 17.04
aggregate intrinsic value, Expired | $
Number of options, Options outstanding at the end of the year | shares	25,000
Weighted average exercise price, Options outstanding at the end of the year | $ / shares	$ 4.46
weighted average remaining contractual term (in years), Options outstanding at the end of the year	9 years 3 months 10 days
aggregate intrinsic value, Options outstanding at the end of the year | $
Number of options, Options exercisable at the end of the year | shares	1,250
Weighted average exercise price, Options exercisable at the end of the year | $ / shares	$ 5.26
weighted average remaining contractual term (in years), Options exercisable at the end of the year	8 years 9 months 3 days
aggregate intrinsic value, Options exercisable at the end of the year | $